Other Assets (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Deposits	¥ 59,615	¥ 79,151
Deferred customer activation costs	72,214	71,085
Installment receivables for handsets (Non-current).	75,391	85,753
Allowance for doubtful accounts	(1,118)	(4,047)
Long-term bailment for consumption to a related party	20,000
Other	23,817	25,969
Total	¥ 249,919	¥ 257,911